Promissory Notes - Schedule of Promissory Notes (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Principal Amount	$ 13,233	$ 57,811	$ 565
Carrying Amount	13,233	58,121	568
Less: Current portion		(58,121)	(568)
Long-term Note, less current portion	$ 1,559	$ 0	0
Convertible Debenture
Short-term Debt [Line Items]
Interest Rate	4.00%	4.00%
Principal Amount	$ 9,250	$ 57,500	0
Carrying Amount	$ 9,250	$ 57,809	0
Small Business Association Paycheck Protection Program
Short-term Debt [Line Items]
Interest Rate	1.00%	1.00%
Principal Amount	$ 242	$ 311	460
Carrying Amount	$ 242	312	$ 463
Timios notes payable
Short-term Debt [Line Items]
Interest Rate	5.49%
Principal Amount	$ 491
Carrying Amount	491
Energica lending arrangements
Short-term Debt [Line Items]
Principal Amount	3,250
Carrying Amount	3,250
Less: Current portion	(1,700)
Long-term Note, less current portion	$ 1,600
Energica lending arrangements | Minimum
Short-term Debt [Line Items]
Interest Rate	0.06%
Energica lending arrangements | Maximum
Short-term Debt [Line Items]
Interest Rate	5.70%
Convertible Note
Short-term Debt [Line Items]
Less: Current portion	$ (11,674)	$ (58,121)